EQUITY	3 Months Ended
Mar. 31, 2015
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
8.	Equity

Private Placement of Common Stock

During the first quarter of 2015 under the Lincoln Park Capital Fund LLC financing arrangement the Company sold 38,445,801 common shares and issued 493,436 common shares as a commitment fee for a total of $2,819. $14,506 funding remains available under the financing arrangement as of March 31, 2015.

Series D Preferred Stock

During the first quarter of 2015, 549 shares of Series D preferred stock were converted to 18,310,900 common shares, and 306,693 shares of common stock were issued as a dividend due upon conversion.

Subsequent to March 31, 2015, 400 shares of Series D preferred stock were converted to 13,333,332 common shares.

Series E Preferred Stock

During the first quarter of 2015, 3,278 shares of Series E preferred stock were sold for $2,950. Also during the first quarter of 2015, 500 shares of Series E preferred stock were converted to 6,250,000 common shares, and 2,375,204 shares of common stock were issued as a dividend due upon conversion.

On April 2, 2015 the company amended the Series E preferred Stock Certificate of Designation for the following:

⋅	Increased the number of authorized shares from 7,779 to 13,335.
⋅	Reduced the conversion price from $0.08 to $0.05.
⋅	Issued 30,000,000 Company restricted common shares to existing investors as of April 2, 2015.

Subsequent to March 31, 2015 the Company issued 444 shares of Series E preferred stock for $360.